Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, ¥ in Thousands, $ in Thousands							12 Months Ended
	Dec. 29, 2021 EUR (€)	Oct. 21, 2021 CNY (¥)	Jul. 06, 2021 TRY (₺)	Mar. 19, 2021 EUR (€)	Mar. 18, 2021 CNY (¥)	Feb. 26, 2021 USD ($)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Nov. 17, 2021 TRY (₺)	May 23, 2019 EUR (€)
Disclosure Of Loans And Borrowings [line items]
Amount used							₺ 13,033,337	₺ 22,983,201	₺ 29,060,490
Lease certificate issuance limit			₺ 600,000
Issuance of lease certificate										₺ 100,000
J.P.Morgan and AB Svensk Exportkredit [member]
Disclosure Of Loans And Borrowings [line items]
Amount used | $						$ 20,248
Borrowings, interest rate							3.84%
China Development Bank [member]
Disclosure Of Loans And Borrowings [line items]
Amount used		¥ 77,177		€ 57,124	¥ 147,286
China Development Bank [member] | RMB
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate							5.15%
China Development Bank [member] | EUR
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description							Euribor+2.29%
Borrowings, adjustment to variable interest rate							2.29%
BNP Paribas Fortis SA [Member]
Disclosure Of Loans And Borrowings [line items]
Amount used | €	€ 20,000
Notional amount | €	€ 70,000										€ 50,000